INVENTORIES (Details) - Schedule of Inventory, Current - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Inventory, Current [Abstract]
Raw materials	$ 27,410	$ 46,880	$ 52,363
Finished goods (isolates, tinctures and capsules, etc.)	16,631	10,377	10,722
	$ 45,241	$ 57,257	$ 63,085